Standards Issued But Not Yet effective	12 Months Ended
Dec. 31, 2020
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Standards issued but not yet effective

28. Standards issued but not yet effective

The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IFRS 3	Reference to the Conceptual Framework[2]
Amendments to IFRS 9, IAS 39, IFRS 7,
IFRS 4 and IFRS 16	Interest Rate Benchmark Reform - Phase 2[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and
its Associate or Joint Venture[4]
IFRS 17	Insurance Contracts[3]
Amendments to IFRS 17	Insurance Contracts[3,5]
Amendments to IAS 1	Classification of Liabilities as
Current or Non-current[3]
Amendments to IAS 1	Disclosure of Accounting Policies[3]
Amendments to IAS 8	Definition of Accounting Estimates[3]
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use[2]
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract[2]
Annual Improvements to	Amendments to IFRS 1, IFRS 9,
IFRS Standards 2018-2020	Illustrative Examples accompanying
IFRS 16, and IAS 41[2]

1.	Effective for annual periods beginning on or after 1 January 2021
2.	Effective for annual periods beginning on or after 1 January 2022
3.	Effective for annual periods beginning on or after 1 January 2023
4.	No mandatory effective date yet determined but available for adoption
5.

As a consequence of the amendments to IFRS 17 issued in June 2020, IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before 1 January 2023

The adoption of the above new and amended standards and interpretations are not expected to have a material impact on the Group’s financial statements.